CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues
Product sales	¥ 2,257,632	$ 346,992	¥ 2,176,447	¥ 1,940,649
Services (including related-party revenues of RMB7,850, RMB3,606 and RMB5,222 for the years ended December 31, 2015, 2016 and 2017, respectively)	1,891,176	290,668	1,213,828	657,794
Total net revenues	4,148,808	637,660	3,390,275	2,598,443
Operating expenses:
Cost of products	(1,917,467)	(294,709)	(1,921,856)	(1,735,820)
Fulfillment	(818,173)	(125,751)	(540,857)	(325,159)
Sales and marketing	(910,843)	(139,994)	(658,819)	(403,519)
Technology and content	(140,689)	(21,624)	(95,638)	(59,946)
General and administrative	(116,554)	(17,914)	(88,274)	(73,678)
Other operating income, net	11,250	1,729	5,235	8,130
Total operating expenses	(3,892,476)	(598,263)	(3,300,209)	(2,589,992)
Income from operations	256,332	39,397	90,066	8,451
Other income (expenses):
Interest income	13,350	2,052	11,869	8,834
Interest expense	(4,252)	(654)
Gain on disposal of investment	5,464	840		9,674
Impairment loss of investments	(6,227)	(957)
Exchange gain (loss)	(21)	(3)	320	(124)
Income before income tax and share of loss in equity method investment	264,646	40,675	102,255	26,835
Income tax benefit (expense)	(54,251)	(8,338)	(16,831)	6,022
Share of loss in equity method investment	(1,265)	(194)		(10,236)
Net Income	209,130	32,143	85,424	22,621
Deemed dividend from issuance of convertible redeemable preferred shares
Change in redemption value of convertible redeemable preferred shares				(25,332)
Net (income) loss attributable to noncontrolling interests	(264)	(41)	1,209
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	¥ 208,866	$ 32,102	¥ 86,633	¥ (2,711)
Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	¥ 1.29	$ 0.2	¥ 0.58	¥ (0.03)
Diluted | (per share)	1.19	0.18	0.53	(0.03)
Net income (loss) per American depositary shares ("ADS") attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	3.87	0.59	1.74	(0.08)
Diluted | (per share)	¥ 3.56	$ 0.55	¥ 1.59	¥ (0.08)
Weighted average shares used in calculating net income (loss) per ordinary share:
Basic	162,113,815	162,113,815	149,935,100	102,987,119
Diluted	176,115,049	176,115,049	163,926,674	102,987,119